Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000253781 [Member]
Shareholder Report [Line Items]
Fund Name	Stance Sustainable Beta ETF
Class Name	Stance Sustainable Beta ETF
Trading Symbol	CHGX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Stance Sustainable Beta ETF (the “Fund”) for the period of April 1, 2025 to September 30, 2025 (the “Period”).
Additional Information [Text Block]	You can find additional information about the Fund at https://stancefunds.com/chgx. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://stancefunds.com/chgx
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$26	0.49%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 135,822,353
Holdings Count | holding	102
Advisory Fees Paid, Amount	$ 331,878
Investment Company, Portfolio Turnover	49.00%
Holdings [Text Block]

ASSET ALLOCATION (as a % of Net Assets)
Information Technology	35.2%
Financials	14.7%
Consumer Discretionary	11.6%
Communication Services	11.2%
Health Care	9.9%
Industrials	8.8%
Consumer Staples	4.5%
Materials	2.0%
Real Estate	1.9%
Money Market Funds	0.2%

TOP HOLDINGS (as a % of Net Assets)
Intel Corp.	1.4%
AST SpaceMobile, Inc.	1.2%
Marvell Technology, Inc.	1.2%
CoreWeave, Inc. - Class A	1.2%
Applied Materials, Inc.	1.2%
Electronic Arts, Inc.	1.1%
Synopsys, Inc.	1.1%
Dell Technologies, Inc. - Class C	1.1%
Crowdstrike Holdings, Inc. - Class A	1.1%
KLA Corp.	1.1%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund’s prospectus, which is available at https://stancefunds.com/chgx or by calling (215) 330-4476.
On April 4, 2025, the Fund acquired all the assets and liabilities of the AXS Change Finance ESG ETF, a series of Investment Managers Series Trust II (the “Predecessor ETF”), in a reorganization. The Predecessor ETF’s performance and financial history have been adopted by the Fund and will be used going forward.